Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Apr. 30, 2026	Jun. 30, 2025
Mr. Shoucheng Lei [Member]
Related Party Transactions [Line Items]
Repaid loans	$ 4,000,000
Topsheen Shipping Singapore Pte. Ltd. [Member]
Related Party Transactions [Line Items]
Long-term loan	$ 1,288,473		$ 2,908,945
Ms. Muchun Zhu [Member]
Related Party Transactions [Line Items]
Loan amount		$ 2,100,000